TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense
China	-	-	-	-
Other jurisdictions	-	-	-	-
Deferred taxation
China	(22,553,453)	(84,042,632)	(39,763,083)	(5,783,301)
Other jurisdictions	46,848,751	(124,313,755)	(19,816,235)	(2,882,151)
Subtotal	24,295,298	(208,356,387)	(59,579,318)	(8,665,452)
Change in valuation allowance
China	22,553,453	84,042,632	39,763,083	5,783,301
Other jurisdictions	(52,928,033)	124,313,755	19,816,235	2,882,151
Subtotal	(30,374,580)	208,356,387	59,579,318	8,665,452
Income tax benefit	(6,079,282)	-	-	-

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate
Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(4)%	(2)%	2%
Effect of future tax rate change	(1)%	(22)%	1%
Change of prior year deferred tax assets	(1)%	(8)%	(11)%
Change of valuation allowance	(13)%	61%	(2)%
Income not subject to tax and non-deductible expenses, net	0%	(1)%	0%
Effect of expired net operating loss	(6)%	(53)%	(15)%
Effective EIT rate	0%	0%	0%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	1,858,263	1,087,421	158,159
Temporary differences related to impairment on advances to suppliers	533,377	2,451,767	356,595
Temporary differences related to provision for doubtful accounts	1,604,986	3,077,784	447,645
Others	6,859,651	7,152,217	1,040,247
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	23,180,705	23,165,631	3,369,301
Startup expenses and advertising fees	12,156,135	608,399	88,488
Temporary differences related to research and development credits	1,047,514	1,106,956	161,000
Temporary differences related to equity investments	2,599,887	3,978,269	578,615
Foreign tax credits	16,070,561	-	-
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	727,220
Tax loss carry forwards	330,832,639	294,535,956	42,838,478
Total deferred tax assets	401,743,718	342,164,400	49,765,748
Less: Valuation allowance	(401,743,718)	(342,164,400)	(49,765,748)
Total deferred tax assets	-	-	-

Movement of valuation allowance on deferred tax assets

Movement of Valuation Allowance on Deferred Tax Assets

	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	US$
			(Note 3)
Beginning balance	610,100,105	401,743,718	58,431,200
Decrease in valuation allowance	(208,356,387)	(59,579,318)	(8,665,452)
Ending balance	401,743,718	342,164,400	49,765,748